UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

Community Capital Trust
 (Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2017

Date of reporting period: August 31, 2016

Item 1.  Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)
	Principal
	Amount	Value
CORPORATE BONDS - 0.49%
Salvation Army
5.50%, 09/01/2018	$1,375,000	$1,465,063
5.64%, 09/01/2026	4,400,000	5,007,904
Starbucks Corp.
2.45%, 06/15/2026	3,000,000	3,060,069
TOTAL CORPORATE BONDS (Cost $8,791,778)		9,533,036

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 75.76%
FGLMC Single Family - 3.00%
Pool Q16506, 3.00%, 02/01/2043	209,012	217,275
Pool TBA, 3.00%, 09/15/2043	3,270,258	3,393,276
Pool Q40627, 3.00%, 05/01/2046	7,505,290	7,794,674
Pool Q41877, 3.00%, 07/01/2046	7,710,335	8,007,625
Pool Q06793, 3.50%, 03/01/2042	218,590	232,214
Pool Q07121, 3.50%, 04/01/2042	724,195	764,696
Pool Q07147, 3.50%, 04/01/2042	106,818	112,880
Pool Q07398, 3.50%, 04/01/2042	176,669	186,693
Pool Q07899, 3.50%, 05/01/2042	315,180	333,982
Pool Q08196, 3.50%, 05/01/2042	238,827	251,571
Pool Q08758, 3.50%, 06/01/2042	814,525	865,667
Pool Q09142, 3.50%, 06/01/2042	782,445	824,201
Pool Q09347, 3.50%, 07/01/2042	767,468	814,334
Pool Q37430, 3.50%, 11/01/2045	5,407,506	5,698,902
Pool Q38376, 3.50%, 01/01/2046	6,946,225	7,320,934
Pool Q39359, 3.50%, 03/01/2046	7,248,166	7,639,177
Pool Q40641, 3.50%, 05/01/2046	3,284,498	3,461,684
Pool A95574, 4.00%, 12/01/2040	228,912	247,414
Pool A97097, 4.00%, 02/01/2041	130,876	140,038
Pool A97712, 4.00%, 03/01/2041	675,443	734,698
Pool Q03658, 4.00%, 10/01/2041	496,553	532,386
Pool Q04226, 4.00%, 10/01/2041	323,365	346,017
Pool Q39374, 4.00%, 03/01/2046	170,334	183,282
Pool A91363, 4.50%, 03/01/2040	516,917	564,939
Pool A91756, 4.50%, 03/01/2040	492,807	543,702
Pool A92905, 4.50%, 06/01/2040	334,858	367,921
Pool A93467, 4.50%, 08/01/2040	306,280	337,472
Pool Q01597, 4.50%, 05/01/2041	487,117	532,418
Pool Q02377, 4.50%, 07/01/2041	283,454	309,815
Pool A68734, 5.00%, 07/01/2037	21,478	23,669
Pool A91364, 5.00%, 03/01/2040	439,137	487,108
Pool A91757, 5.00%, 04/01/2040	153,804	169,650
Pool A92906, 5.00%, 07/01/2040	449,533	496,591
Pool A56707, 5.50%, 01/01/2037	72,260	80,716
Pool A58653, 5.50%, 03/01/2037	118,219	132,082
Pool A68746, 5.50%, 10/01/2037	151,767	169,544
Pool A76192, 5.50%, 04/01/2038	310,910	349,141
Pool A76444, 5.50%, 04/01/2038	197,423	220,531
Pool A78742, 5.50%, 06/01/2038	1,120,719	1,260,250
Pool A83074, 5.50%, 11/01/2038	51,904	57,978
Pool G06072, 6.00%, 06/01/2038	748,224	859,651
Pool G06073, 6.50%, 10/01/2037	964,491	1,160,854
		58,227,652

FHA Project Loans - 0.80%
Pool 023-98141, 6.00%, 03/01/2047 (a)	2,998,987	3,217,373
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,696,554	6,255,289
Pool Canton, 6.49%, 06/01/2046 (a)	4,577,570	4,948,724
Pool 023-98146, 6.51%, 07/01/2047 (a)	609,829	666,975
Pool 034-A35271, 6.95%, 06/01/2035 (a)	273,674	273,121
Pool Reilly, 7.43%, 08/25/2021 (a)	97,396	97,266
		15,458,748

FNMA Multifamily - 14.71%
Pool AM8728, 0.77%, 05/01/2025 (b)	5,846,216	5,808,424
Pool AM4462, 0.91%, 11/01/2023 (b)	1,153,591	1,160,923
Pool AM4701, 0.96%, 11/01/2023 (b)	4,341,218	4,342,686
Pool AN1342, 1.14%, 05/01/2026 (b)	750,000	751,850
Pool AM6550, 1.21%, 01/01/2019	263,323	263,218
Pool AM1758, 1.69%, 12/01/2019	1,404,070	1,413,959
Pool AM2208, 1.81%, 01/01/2020	699,887	706,652
Pool AN2159, 2.06%, 12/01/2022	1,500,000	1,515,373
Pool AM1082, 2.21%, 10/01/2019	2,238,719	2,237,648

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
Pool 471510, 2.29%, 06/01/2019	$694,201	$708,623
Pool AM2024, 2.30%, 01/01/2023	1,023,018	1,046,250
Pool AN1684, 2.30%, 06/01/2023	2,760,000	2,837,144
Pool AM2274, 2.31%, 01/01/2023	515,176	530,661
Pool AM1114, 2.34%, 11/01/2022	3,488,344	3,597,745
Pool AM0671, 2.45%, 09/01/2022	3,838,574	3,999,669
Pool AM1718, 2.46%, 02/01/2023	939,800	969,780
Pool AM2198, 2.48%, 01/01/2023	1,923,064	1,993,805
Pool AN2189, 2.52%, 07/01/2026	480,000	495,506
Pool AN1381, 2.56%, 08/01/2026	2,000,000	2,071,023
Pool AM3905, 2.57%, 07/01/2018	600,968	608,393
Pool AM8256, 2.57%, 03/01/2025	4,800,000	4,992,736
Pool AM8016, 2.60%, 02/01/2022	2,215,218	2,317,298
Pool AM8148, 2.68%, 03/01/2027	5,000,000	5,213,857
Pool AN1428, 2.69%, 04/01/2026	1,551,362	1,625,960
Pool AM0043, 2.71%, 07/01/2022	352,269	369,863
Pool 469829, 2.72%, 12/01/2018	276,147	284,098
Pool AN0668, 2.75%, 10/01/2021	5,121,909	5,372,081
Pool AN0761, 2.75%, 10/01/2021	2,873,374	3,012,104
Pool AN0777, 2.75%, 11/01/2021	5,851,847	6,137,822
Pool 466487, 2.77%, 11/01/2017	3,930,301	3,975,948
Pool AM9007, 2.78%, 05/01/2025	979,460	1,031,389
Pool AN0454, 2.80%, 02/01/2026	1,200,000	1,268,456
Pool AM8561, 2.82%, 04/01/2025	3,419,667	3,607,461
Pool 466009, 2.84%, 09/01/2017	1,799,630	1,816,285
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,972,619
Pool AN0876, 2.85%, 02/01/2026	1,487,351	1,577,302
Pool AM0414, 2.87%, 09/01/2027	2,250,000	2,352,780
Pool AM6234, 2.88%, 07/01/2021	2,160,788	2,278,479
Pool 471460, 2.88%, 06/01/2022	1,627,110	1,721,337
Pool AN0350, 2.88%, 12/01/2025	1,650,000	1,750,381
Pool AM7627, 2.95%, 01/01/2025	5,500,000	5,852,916
Pool 471372, 2.96%, 05/01/2022	370,559	393,287
Pool AM7593, 2.96%, 01/01/2025	990,788	1,054,066
Pool AM8317, 2.96%, 03/01/2025	195,794	208,251
Pool AM9592, 2.97%, 01/01/2023	1,814,152	1,932,474
Pool AM3663, 2.97%, 07/01/2023	951,523	1,013,553
Pool AN0476, 3.01%, 12/01/2025	2,373,343	2,539,351
Pool AN0915, 3.01%, 02/01/2026	2,331,491	2,496,677
Pool AM7831, 3.04%, 01/01/2025	1,982,903	2,121,291
Pool 470211, 3.06%, 12/01/2021	2,312,568	2,458,519
Pool 470607, 3.08%, 03/01/2022	208,677	222,488
Pool 470619, 3.10%, 03/01/2022	1,635,034	1,732,419
Pool 470756, 3.12%, 03/01/2022	278,436	278,037
Pool 471117, 3.12%, 05/01/2022	509,287	544,781
Pool 471333, 3.12%, 08/01/2022	1,579,040	1,679,453
Pool AM9429, 3.12%, 07/01/2025	1,473,816	1,587,798
Pool AM6769, 3.15%, 09/01/2024	2,913,859	3,142,523
Pool AM7796, 3.16%, 02/01/2022	1,931,633	2,065,685
Pool AM8227, 3.21%, 03/01/2033	2,098,073	2,245,068
Pool AM9393, 3.23%, 07/01/2025	3,935,095	4,266,774
Pool AM9780, 3.31%, 03/01/2031	1,485,418	1,594,867
Pool AM6620, 3.34%, 08/01/2024	2,035,157	2,220,016
Pool 470414, 3.37%, 01/01/2022	465,185	467,844
Pool AM3973, 3.37%, 07/01/2023	3,475,142	3,782,047
Pool AM9804, 3.39%, 11/01/2030	5,320,000	5,870,963
Pool AM9489, 3.40%, 07/01/2030	4,938,239	5,401,782
Pool AM5883, 3.41%, 05/01/2024	1,376,008	1,512,515
Pool AM5986, 3.44%, 06/01/2026	3,900,000	4,305,231
Pool AN0092, 3.45%, 11/01/2032	3,756,110	4,209,092
Pool 469683, 3.54%, 11/01/2021	1,617,408	1,751,163
Pool AN0860, 3.54%, 02/01/2031	2,250,370	2,510,016
Pool AM6060, 3.55%, 06/01/2029	1,936,814	2,137,631
Pool 471656, 3.60%, 06/01/2030	764,049	847,603
Pool AM7220, 3.60%, 11/01/2032	1,025,431	1,112,013
Pool AM4667, 3.69%, 11/01/2023	1,157,560	1,284,962
Pool AN1108, 3.76%, 03/01/2046	3,129,661	3,438,974
Pool AM7937, 3.77%, 06/01/2045	982,969	1,108,225
Pool AN0582, 3.78%, 01/01/2031	421,544	480,222
Pool AM3096, 3.79%, 05/01/2043	373,550	413,160
Pool 469075, 3.82%, 09/01/2021	696,593	761,911
Pool AM9376, 3.83%, 07/01/2045	492,565	546,508
Pool 466973, 3.85%, 01/01/2021	2,169,187	2,376,902

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
Pool 469094, 3.90%, 09/01/2026	$188,570	$204,583
Pool 468980, 3.95%, 09/01/2021	740,857	813,908
Pool AN0360, 3.95%, 12/01/2045	5,000,000	5,769,661
Pool 468263, 3.98%, 06/01/2021	4,620,077	5,063,012
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,146,881
Pool AM4154, 4.08%, 08/01/2025	1,032,443	1,177,569
Pool 466934, 4.10%, 01/01/2021	472,522	515,628
Pool AM2974, 4.10%, 04/01/2043	1,128,589	1,276,693
Pool 470044, 4.15%, 01/01/2027	2,438,265	2,786,720
Pool AM5197, 4.20%, 01/01/2030	3,250,766	3,798,307
Pool 465435, 4.22%, 07/01/2020	435,557	474,898
Pool 467052, 4.23%, 01/01/2021	922,971	1,016,096
Pool 467899, 4.23%, 04/01/2021	436,147	482,279
Pool 469501, 4.28%, 11/01/2029	1,309,122	1,534,748
Pool 467460, 4.33%, 04/01/2021	737,658	818,623
Pool AM5386, 4.37%, 03/01/2030	1,069,363	1,260,819
Pool 463873, 4.38%, 11/01/2019	402,347	433,150
Pool 464855, 4.38%, 04/01/2020	877,854	952,864
Pool 467315, 4.46%, 02/01/2021	375,164	415,582
Pool 467732, 4.57%, 04/01/2021	276,568	310,824
Pool 469625, 4.68%, 11/01/2041	2,394,947	2,887,116
Pool 468251, 4.76%, 06/01/2026	584,389	688,329
Pool 464133, 4.85%, 01/01/2025	2,014,032	2,364,176
Pool 387517, 5.02%, 08/01/2020	609,423	673,732
Pool 463944, 5.06%, 12/01/2024	1,986,630	2,358,657
Pool 466907, 5.13%, 03/01/2026	393,599	473,100
Pool 387215, 5.19%, 01/01/2023	435,601	496,829
Pool 465394, 5.20%, 03/01/2026	529,689	627,099
Pool 385993, 5.23%, 04/01/2021	3,492,531	3,862,889
Pool 463895, 5.25%, 10/01/2025	3,173,142	3,808,611
Pool 468996, 5.27%, 06/01/2029	1,172,797	1,400,167
Pool 468520, 5.29%, 01/01/2028	1,402,052	1,720,938
Pool 958081, 5.36%, 01/01/2019	675,759	732,664
Pool 464523, 5.51%, 07/01/2024	1,042,639	1,265,325
Pool 874487, 5.52%, 05/01/2025	495,442	608,139
Pool 463144, 5.54%, 08/01/2024	1,439,680	1,681,156
Pool 873550, 5.55%, 04/01/2024	226,398	269,666
Pool 463000, 5.58%, 08/01/2021	1,242,108	1,426,644
Pool 467505, 5.66%, 03/01/2023	814,496	969,445
Pool 874481, 5.75%, 04/01/2022	3,458,245	3,976,437
Pool 463507, 5.76%, 03/01/2027	3,340,901	4,143,027
Pool 873731, 5.88%, 07/01/2023	1,206,903	1,402,080
Pool 465990, 5.94%, 07/01/2027	461,909	564,205
Pool 387005, 5.95%, 06/01/2022	344,986	400,484
Pool 873949, 5.95%, 09/01/2024	1,247,404	1,459,259
Pool 463657, 5.96%, 10/01/2027	1,107,921	1,399,739
Pool 463839, 5.96%, 11/01/2027	655,077	806,671
Pool 873679, 6.10%, 06/01/2024	437,977	518,963
Pool 467914, 6.10%, 04/01/2041	518,766	701,631
Pool 463997, 6.12%, 12/01/2027	954,937	1,118,379
Pool 958614, 6.22%, 04/01/2027	361,955	445,800
Pool 464836, 6.23%, 03/01/2028	1,693,338	2,044,930
Pool 465259, 6.29%, 04/01/2028	1,249,766	1,480,304
Pool 385229, 6.33%, 09/01/2017	1,051,161	1,081,368
Pool 465260, 6.33%, 06/01/2028	1,532,567	1,864,865
Pool 464254, 6.34%, 11/01/2027	2,515,822	2,923,713
Pool 464969, 6.34%, 04/01/2028	2,555,877	3,281,910
Pool 464890, 6.37%, 04/01/2028	1,451,523	1,709,684
Pool 874736, 6.43%, 10/01/2025	441,956	526,882
Pool 464632, 6.50%, 02/01/2028	480,717	615,109
Pool 465588, 6.55%, 07/01/2028	582,617	755,919
Pool 466756, 6.59%, 12/01/2028	1,774,399	2,372,078
Pool 464473, 6.60%, 02/01/2040	1,057,742	1,435,566
Pool 464573, 6.72%, 02/01/2040	2,238,372	2,763,486
Pool 466595, 6.78%, 11/01/2025	3,645,500	4,613,383
Pool 469854, 8.26%, 12/01/2026	1,597,327	2,028,914
		285,708,959

FNMA Single Family - 27.95%
Pool AB5779, 3.00%, 07/01/2042	247,273	256,793
Pool AB6333, 3.00%, 09/01/2042	1,036,281	1,077,901
Pool AP7482, 3.00%, 09/01/2042	819,374	853,459
Pool AP9712, 3.00%, 09/01/2042	808,742	842,213
Pool AB6817, 3.00%, 10/01/2042	340,441	354,386

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
Pool AB7486, 3.00%, 12/01/2042	$1,936,668	$2,014,537
Pool AR5591, 3.00%, 01/01/2043	455,557	474,077
Pool AB8571, 3.00%, 02/01/2043	2,327,133	2,420,971
Pool AR1739, 3.00%, 02/01/2043	215,793	225,011
Pool AT1983, 3.00%, 04/01/2043	2,638,987	2,745,888
Pool AB9496, 3.00%, 05/01/2043	550,516	572,651
Pool AR6415, 3.00%, 05/01/2043	1,569,654	1,633,241
Pool AT0343, 3.00%, 05/01/2043	1,257,441	1,310,712
Pool AS7134, 3.00%, 05/01/2046	4,604,528	4,781,800
Pool AS7340, 3.00%, 06/01/2046	8,300,958	8,620,540
Pool BC1141, 3.00%, 06/01/2046	2,740,298	2,845,798
Pool AS7521, 3.00%, 07/01/2046	7,927,197	8,232,390
Pool BD0472, 3.00%, 07/01/2046	2,550,964	2,649,175
Pool AS7816, 3.00%, 08/01/2046	12,084,391	12,549,634
Pool BC2796, 3.00%, 08/01/2046	5,411,892	5,620,247
Pool BD6343, 3.00%, 09/01/2046	1,597,757	1,659,915
Pool AO3210, 3.50%, 06/01/2042	621,983	658,980
Pool AP2097, 3.50%, 08/01/2042	340,442	359,132
Pool AS0092, 3.50%, 07/01/2043	1,610,754	1,703,775
Pool AU1769, 3.50%, 08/01/2043	1,211,509	1,281,479
Pool AX3104, 3.50%, 09/01/2044	1,217,742	1,287,889
Pool AX0901, 3.50%, 10/01/2044	3,352,372	3,533,344
Pool AS3724, 3.50%, 11/01/2044	5,273,734	5,557,519
Pool AX2559, 3.50%, 11/01/2044	2,260,123	2,381,743
Pool AS3925, 3.50%, 12/01/2044	1,536,292	1,618,962
Pool AX4858, 3.50%, 12/01/2044	6,011,330	6,334,805
Pool AY1745, 3.50%, 12/01/2044	1,157,822	1,220,650
Pool AS4238, 3.50%, 01/01/2045	1,153,061	1,215,273
Pool AX7551, 3.50%, 01/01/2045	2,871,682	3,027,138
Pool AS4392, 3.50%, 02/01/2045	1,235,777	1,302,423
Pool AY4388, 3.50%, 02/01/2045	1,914,306	2,034,302
Pool AS4536, 3.50%, 03/01/2045	4,521,714	4,767,073
Pool AX9585, 3.50%, 03/01/2045	4,227,321	4,456,206
Pool AY5019, 3.50%, 03/01/2045	4,347,372	4,582,350
Pool AS4738, 3.50%, 04/01/2045	9,868,807	10,404,303
Pool AY1387, 3.50%, 04/01/2045	2,376,111	2,505,055
Pool AS4913, 3.50%, 05/01/2045	11,233,122	11,841,589
Pool AY3458, 3.50%, 05/01/2045	7,871,391	8,298,542
Pool AY8252, 3.50%, 05/01/2045	2,124,486	2,239,312
Pool AY8271, 3.50%, 05/01/2045	1,737,118	1,830,859
Pool AS5117, 3.50%, 06/01/2045	11,023,399	11,621,573
Pool AZ2274, 3.50%, 06/01/2045	4,232,381	4,461,149
Pool AZ2316, 3.50%, 06/01/2045	3,078,303	3,244,684
Pool AS5351, 3.50%, 07/01/2045	16,686,988	17,592,494
Pool AZ0805, 3.50%, 07/01/2045	13,999,562	14,759,239
Pool AZ5686, 3.50%, 07/01/2045	3,173,693	3,345,238
Pool AS5579, 3.50%, 08/01/2045	5,983,404	6,307,179
Pool AZ5696, 3.50%, 08/01/2045	1,264,368	1,332,585
Pool AS5767, 3.50%, 09/01/2045	11,403,741	12,022,342
Pool AZ2904, 3.50%, 09/01/2045	6,076,581	6,406,338
Pool AZ9193, 3.50%, 09/01/2045	2,390,722	2,519,727
Pool AS5917, 3.50%, 10/01/2045	9,270,980	9,774,102
Pool AZ4755, 3.50%, 10/01/2045	4,598,885	4,875,849
Pool AS6127, 3.50%, 11/01/2045	6,243,384	6,582,205
Pool AS6309, 3.50%, 12/01/2045	7,205,857	7,596,900
Pool BC0066, 3.50%, 12/01/2045	5,245,364	5,530,024
Pool AS6467, 3.50%, 01/01/2046	14,970,900	15,783,345
Pool AS6616, 3.50%, 02/01/2046	13,197,926	13,912,250
Pool BC0223, 3.50%, 02/01/2046	13,035,339	13,743,517
Pool BC0226, 3.50%, 02/01/2046	2,979,358	3,141,217
Pool AS6785, 3.50%, 03/01/2046	20,815,840	21,943,554
Pool AS6956, 3.50%, 04/01/2046	5,953,009	6,276,424
Pool BC0801, 3.50%, 04/01/2046	5,988,377	6,313,713
Pool AS7135, 3.50%, 05/01/2046	1,842,266	1,942,350
Pool BC6041, 3.50%, 05/01/2046	6,320,025	6,662,024
Pool BC1128, 3.50%, 06/01/2046	589,266	621,279
Pool BD0456, 3.50%, 06/01/2046	1,626,082	1,714,074
Pool AC1837, 4.00%, 08/01/2039	422,082	456,162
Pool AE5434, 4.00%, 10/01/2040	466,892	502,625
Pool AE9905, 4.00%, 10/01/2040	388,113	417,404
Pool AE7634, 4.00%, 11/01/2040	733,828	793,000
Pool AE7705, 4.00%, 11/01/2040	441,099	475,073
Pool AE8205, 4.00%, 11/01/2040	341,431	368,380

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
Pool AE8779, 4.00%, 12/01/2040	$131,532	$141,847
Pool AH0540, 4.00%, 12/01/2040	101,035	108,728
Pool AH2978, 4.00%, 01/01/2041	533,277	573,332
Pool AH2979, 4.00%, 01/01/2041	273,867	297,362
Pool AH5274, 4.00%, 01/01/2041	1,004,795	1,080,335
Pool AH5643, 4.00%, 01/01/2041	556,405	601,531
Pool AH5665, 4.00%, 02/01/2041	955,938	1,033,331
Pool AH5670, 4.00%, 02/01/2041	592,326	639,141
Pool AH5671, 4.00%, 02/01/2041	577,624	621,671
Pool AH5672, 4.00%, 02/01/2041	322,334	350,481
Pool AH6770, 4.00%, 03/01/2041	377,035	404,594
Pool AH7282, 4.00%, 03/01/2041	719,243	774,073
Pool AH8877, 4.00%, 04/01/2041	337,478	366,917
Pool AI0124, 4.00%, 04/01/2041	88,776	95,780
Pool AI9871, 4.00%, 09/01/2041	1,116,466	1,200,572
Pool AJ3460, 4.00%, 09/01/2041	377,861	406,220
Pool AJ4024, 4.00%, 10/01/2041	619,739	666,362
Pool AJ5285, 4.00%, 11/01/2041	764,354	824,791
Pool AJ7662, 4.00%, 12/01/2041	696,628	747,804
Pool AU9998, 4.00%, 09/01/2043	1,819,561	1,955,623
Pool AS0716, 4.00%, 10/01/2043	3,315,649	3,553,560
Pool AU6713, 4.00%, 10/01/2043	1,592,431	1,718,261
Pool AU6721, 4.00%, 10/01/2043	1,466,984	1,574,755
Pool AU8404, 4.00%, 10/01/2043	1,284,988	1,382,420
Pool AV0191, 4.00%, 10/01/2043	473,907	509,861
Pool AV0214, 4.00%, 10/01/2043	982,344	1,057,115
Pool AS0929, 4.00%, 11/01/2043	1,964,390	2,112,363
Pool AU6992, 4.00%, 11/01/2043	1,338,021	1,455,035
Pool AU6999, 4.00%, 11/01/2043	2,464,243	2,678,907
Pool AU7007, 4.00%, 11/01/2043	2,670,146	2,859,039
Pool AS1368, 4.00%, 12/01/2043	1,405,551	1,505,280
Pool AV0670, 4.00%, 12/01/2043	3,414,540	3,674,922
Pool AS1427, 4.00%, 01/01/2044	1,361,026	1,468,233
Pool AV2348, 4.00%, 01/01/2044	4,247,072	4,550,274
Pool AV6342, 4.00%, 01/01/2044	1,865,953	2,010,649
Pool AW0278, 4.00%, 01/01/2044	777,890	839,397
Pool AS1671, 4.00%, 02/01/2044	1,474,988	1,579,664
Pool AV5020, 4.00%, 02/01/2044	3,889,984	4,182,885
Pool AS1877, 4.00%, 03/01/2044	1,068,593	1,153,090
Pool AV7087, 4.00%, 03/01/2044	3,632,687	3,889,643
Pool AS2127, 4.00%, 04/01/2044	1,555,390	1,664,955
Pool AV7157, 4.00%, 04/01/2044	5,739,164	6,146,377
Pool AW0985, 4.00%, 05/01/2044	6,421,270	6,877,243
Pool AW3597, 4.00%, 06/01/2044	5,697,704	6,101,190
Pool AW5358, 4.00%, 06/01/2044	939,481	1,007,535
Pool AW6680, 4.00%, 06/01/2044	2,326,649	2,492,199
Pool AS2826, 4.00%, 07/01/2044	8,714,914	9,329,878
Pool AW8968, 4.00%, 07/01/2044	2,527,072	2,705,833
Pool AS3009, 4.00%, 08/01/2044	4,975,856	5,327,992
Pool AW8540, 4.00%, 08/01/2044	3,896,863	4,172,154
Pool AW9273, 4.00%, 08/01/2044	1,485,103	1,598,410
Pool AS3247, 4.00%, 09/01/2044	2,476,677	2,651,138
Pool AS3493, 4.00%, 10/01/2044	2,220,979	2,379,578
Pool AX0902, 4.00%, 10/01/2044	1,644,682	1,761,908
Pool AX3165, 4.00%, 10/01/2044	2,386,903	2,556,503
Pool AS3951, 4.00%, 11/01/2044	649,731	696,577
Pool AX2558, 4.00%, 11/01/2044	994,395	1,072,898
Pool AX4856, 4.00%, 12/01/2044	2,452,273	2,651,487
Pool AX7550, 4.00%, 12/01/2044	692,546	742,952
Pool AY5025, 4.00%, 03/01/2045	3,728,461	3,994,301
Pool AY8277, 4.00%, 05/01/2045	1,281,040	1,372,379
Pool AZ5697, 4.00%, 08/01/2045	2,062,860	2,216,909
Pool AZ2921, 4.00%, 09/01/2045	1,162,489	1,255,111
Pool AZ9195, 4.00%, 09/01/2045	1,550,860	1,669,545
Pool AC4095, 4.50%, 09/01/2039	16,791	18,371
Pool 890226, 4.50%, 08/01/2040	7,820,559	8,555,116
Pool AD8493, 4.50%, 08/01/2040	601,108	662,173
Pool AE3014, 4.50%, 09/01/2040	596,184	656,292
Pool AH5666, 4.50%, 01/01/2041	183,872	200,716
Pool AH5644, 4.50%, 02/01/2041	287,759	318,069
Pool AH6769, 4.50%, 03/01/2041	2,589,357	2,853,540
Pool AH7512, 4.50%, 03/01/2041	657,747	724,793
Pool AH8880, 4.50%, 04/01/2041	621,370	678,220

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
Pool AH8881, 4.50%, 04/01/2041	$940,894	$1,037,491
Pool AI0125, 4.50%, 04/01/2041	820,863	902,964
Pool AI2268, 4.50%, 04/01/2041	965,200	1,059,095
Pool AI3491, 4.50%, 06/01/2041	2,317,887	2,535,751
Pool AI5362, 4.50%, 06/01/2041	1,662,796	1,816,985
Pool AI6148, 4.50%, 07/01/2041	774,797	852,726
Pool AI6155, 4.50%, 07/01/2041	2,279,172	2,513,766
Pool AI8446, 4.50%, 07/01/2041	524,205	574,292
Pool AI8166, 4.50%, 08/01/2041	1,606,089	1,762,507
Pool AI8167, 4.50%, 08/01/2041	1,405,617	1,550,200
Pool AI9872, 4.50%, 09/01/2041	911,313	999,789
Pool AJ4025, 4.50%, 10/01/2041	953,463	1,046,307
Pool AV0226, 4.50%, 10/01/2043	566,334	622,170
Pool AV6346, 4.50%, 01/01/2044	867,950	952,583
Pool 890230, 5.00%, 07/01/2040	8,930,923	9,920,242
Pool AD8500, 5.00%, 08/01/2040	844,902	937,537
Pool AH6772, 5.00%, 03/01/2041	228,133	253,772
Pool AH8879, 5.00%, 04/01/2041	473,369	527,512
Pool AI3492, 5.00%, 06/01/2041	298,743	330,853
Pool AI6154, 5.00%, 07/01/2041	287,892	318,840
Pool 890246, 5.50%, 11/01/2038	2,798,238	3,164,160
Pool 890247, 6.00%, 09/01/2038	4,918,740	5,631,966
Pool 886136, 6.50%, 07/01/2036	190,612	219,171
Pool 900106, 6.50%, 08/01/2036	67,078	77,129
Pool 900649, 6.50%, 09/01/2036	145,907	167,769
Pool 947771, 6.50%, 09/01/2037	101,034	116,172
		542,872,000

GNMA Multifamily - 22.11%
Pool 2013-73, 0.98%, 12/16/2035	802,070	792,650
Pool 2013-45, 1.45%, 10/16/2040	956,783	947,364
Pool 2013-61 A, 1.45%, 01/16/2043	543,060	533,953
Pool 2013-30 A, 1.50%, 05/16/2042	1,438,799	1,428,833
Pool 2013-85 A, 1.55%, 09/16/2046	1,758,796	1,702,968
Pool 2013-7 AC, 1.60%, 03/16/2047	1,833,588	1,800,884
Pool 2012-27 A, 1.61%, 07/16/2039	940,828	930,156
Pool 2012-139 AB, 1.67%, 02/16/2053	399,507	386,723
Pool 2013-118, 1.70%, 06/16/2036	2,560,084	2,540,732
Pool 2013-50, 1.73%, 05/16/2045	1,586,564	1,531,633
Pool 2013-29 AB, 1.77%, 10/16/2045	1,221,139	1,192,094
Pool 2012-144 AD, 1.77%, 01/16/2053	643,761	626,779
Pool 2013-179 A, 1.80%, 07/16/2037	2,168,061	2,151,495
Pool 2012-99 AE, 1.80%, 02/16/2048	4,700,846	4,602,037
Pool 2013-12 AB, 1.83%, 11/16/2052	268,021	263,771
Pool 2013-72, 1.88%, 05/16/2046	5,136,214	5,045,550
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	1,827,945	1,800,350
Pool 2014-168 A, 1.90%, 06/16/2041	748,097	750,095
Pool 2012-150 AB, 1.90%, 08/16/2044	200,890	198,632
Pool 2012-120 A, 1.90%, 02/16/2053	1,688,161	1,664,519
Pool 2014-52 A, 1.95%, 09/16/2036	764,995	766,514
Pool 2013-155 A, 1.95%, 03/16/2044	5,147,063	5,129,460
Pool 2012-83 AB, 1.98%, 05/16/2045	1,140,520	1,124,816
Pool 2013-176 AB, 2.00%, 11/16/2038	200,343	199,738
Pool 2013-107 A, 2.00%, 05/16/2040	148,969	148,631
Pool 2013-92 AB, 2.00%, 02/16/2043	1,506,050	1,504,826
Pool 2013-143, 2.00%, 04/16/2043	186,266	186,358
Pool 2013-176 AC, 2.00%, 03/16/2046	3,000,463	2,978,286
Pool 2013-128 AB, 2.00%, 10/16/2051	3,251,416	3,212,850
Pool 2012-72 AB, 2.03%, 02/16/2046	470,788	464,404
Pool AA7789, 2.04%, 11/15/2052	6,959,798	7,026,622
Pool 2012-112 AD, 2.09%, 02/16/2053	291,497	287,869
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	589,478	586,736
Pool 2012-2 AB, 2.11%, 03/16/2037	806,585	806,484
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	297,414	293,071
Pool AA8478, 2.15%, 05/15/2035	363,022	370,653
Pool AA8479, 2.15%, 11/15/2035	753,812	769,704
Pool 2014-67 A, 2.15%, 05/16/2039	3,358,481	3,365,775
Pool 2014-13 BA, 2.15%, 06/16/2040	2,036,255	2,042,295
Pool 2012-70 AB, 2.18%, 08/16/2052	621,615	615,639
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,037,996
Pool 2014-78 A2, 2.20%, 04/16/2047	2,766,154	2,766,907
Pool 2013-94 AB, 2.20%, 03/16/2054	540,958	538,356
Pool 2014-75 A, 2.21%, 06/16/2047	1,452,260	1,461,227
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	299,682

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
Pool AC5324, 2.23%, 09/15/2032	$2,673,060	$2,737,265
Pool 2016-40 AH, 2.25%, 03/16/2050	11,124,756	11,139,985
Pool 2012-111 AB, 2.25%, 09/16/2052	4,321,769	4,317,079
Pool 2014-29 AB, 2.30%, 01/16/2041	3,558,887	3,569,131
Pool 2014-130 CA, 2.30%, 11/16/2042	228,525	228,516
Pool 2014-135 CA, 2.30%, 01/16/2051	1,500,000	1,502,427
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	2,500,000	2,474,067
Pool 2015-125 AB, 2.35%, 04/16/2047	9,597,246	9,711,240
Pool 2016-87 AD, 2.35%, 03/16/2058	997,902	986,671
Pool 2016-14, 2.40%, 05/16/2046	5,314,454	5,347,772
Pool 2016-40 AH, 2.40%, 06/16/2049	4,321,940	4,348,650
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	221,118	223,981
Pool 2015-183, 2.40%, 07/16/2057	6,654,085	6,689,110
Pool 2016-96 HA, 2.40%, 12/16/2057	998,587	1,004,619
Pool 2016-113 A, 2.40%, 02/16/2058	1,850,000	1,863,870
Pool 778465, 2.45%, 09/15/2047	1,716,774	1,736,088
Pool AC9553, 2.47%, 02/15/2048	9,414,366	9,812,091
Pool AE4484, 2.50%, 06/15/2048	3,985,983	4,159,678
Pool 2016-71 AK, 2.50%, 06/16/2048	6,899,863	7,039,585
Pool 2015-114 AD, 2.50%, 11/15/2051	3,561,216	3,600,367
Pool 2013-193 AE, 2.50%, 10/16/2054	2,433,527	2,447,300
Pool 2016-36 A, 2.50%, 03/16/2057	995,271	997,272
Pool 2011-161 B, 2.53%, 07/16/2038	610,000	620,217
Pool 2014-164 AN, 2.54%, 03/16/2055 (b)	9,075,199	9,206,347
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	3,741,208	3,759,476
Pool 2016-64 HA, 2.55%, 12/16/2057	2,689,495	2,717,884
Pool 2015-101 AE, 2.60%, 03/16/2052	2,233,728	2,263,426
Pool 2014-153 AC, 2.60%, 06/16/2055	3,628,010	3,666,094
Pool 2015-128 AJ, 2.60%, 11/16/2055	6,214,709	6,265,706
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	7,381,487	7,446,141
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	1,554,717	1,595,817
Pool 2016-24, 2.60%, 12/16/2056	6,952,162	7,002,267
Pool 2016-41 HA, 2.60%, 06/16/2057	1,971,692	2,000,975
Pool 591746, 2.63%, 06/15/2048	827,506	871,492
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	1,567,292	1,596,238
Pool 2015-33 AH, 2.65%, 02/16/2045	1,226,267	1,243,891
Pool 2015-86 AC, 2.65%, 03/16/2050	4,811,744	4,920,762
Pool 2015-171 EA, 2.65%, 12/16/2052	98,669	100,360
Pool AB8527, 2.65%, 04/15/2054	2,211,894	2,329,158
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	2,060,935	2,086,251
Pool 2014-125 A, 2.70%, 03/16/2047	1,874,825	1,910,362
Pool 2012-112 B, 2.70%, 01/16/2053	3,035,000	3,072,432
Pool 2014-175 AC, 2.70%, 08/16/2055	3,010,511	3,076,459
Pool AA1574, 2.73%, 07/15/2032	2,246,478	2,366,001
Pool AC3668, 2.73%, 04/15/2043	6,454,498	6,788,635
Pool 2015-108 A, 2.75%, 01/16/2056	1,277,602	1,305,411
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	3,597,709	3,686,439
Pool 2016-85 AH, 2.75%, 03/16/2057 (b)	1,496,936	1,515,978
Pool 2010-156 AC, 2.76%, 03/16/2039	1,021,507	1,013,376
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	3,599,068	3,696,200
Pool 2014-89 AB, 2.80%, 05/16/2054	1,946,738	1,983,226
Pool 2014-186 AH, 2.80%, 08/16/2054	4,771,051	4,901,544
Pool 2015-140 AC, 2.80%, 11/16/2056	3,220,653	3,246,658
Pool 2015-150 AE, 2.80%, 01/16/2057	1,341,507	1,356,492
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	3,871,343	3,938,251
Pool 2012-35 A, 2.83%, 10/16/2043	82,657	83,660
Pool 2014-14 AC, 2.84%, 10/16/2046 (b)	3,125,353	3,186,245
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	736,485	754,301
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	2,647,770	2,726,620
Pool AA2216, 2.87%, 01/15/2054	914,726	968,201
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	6,130,019	6,291,231
Pool Crystal Lake, 2.90%, 10/01/2051 (a)	8,624,000	8,967,183
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	2,885,599	2,981,135
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	1,691,243	1,728,945
Pool AD6658, 2.97%, 01/15/2036	1,479,765	1,570,672
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	500,505
Pool 2011-143 A, 3.00%, 07/16/2043	2,574,998	2,614,904
Pool 793935, 3.00%, 05/15/2047	279,968	295,366
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	2,875,000	2,984,338
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,542,196
Pool 2014-135 AK, 3.00%, 08/16/2055 (b)	3,414,914	3,533,214
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	3,600,000	3,782,058
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	2,260,000	2,306,732

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
Pool AF4094, 3.05%, 08/15/2035	$3,543,269	$3,765,028
Pool 2014-164 BA, 3.05%, 09/16/2052	1,500,000	1,574,256
Pool 2014-47 AG, 3.09%, 02/16/2048	1,153,295	1,197,369
Pool AS2544, 3.10%, 04/15/2042	864,917	932,894
Pool AE4487, 3.10%, 02/15/2047	701,545	748,899
Pool AK8205, 3.10%, 09/15/2055	11,311,923	12,219,275
Pool AG9159, 3.12%, 10/15/2049	3,886,731	4,196,314
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	1,000,000	1,041,368
Pool AK7838, 3.21%, 05/15/2042	2,908,359	3,121,611
Pool 2012-9 A, 3.22%, 05/16/2039	98,475	98,925
Pool AK7840, 3.25%, 03/15/2050	2,137,997	2,301,590
Pool AI1113, 3.37%, 01/15/2050	2,930,527	3,169,853
Pool Council House, 3.40%, 08/31/2018 (a)	1,829,000	1,971,430
Pool AN9543, 3.45%, 11/15/2050	1,747,052	1,900,635
Pool 2014-155 DC, 3.48%, 06/16/2047 (b)	2,300,000	2,448,448
Pool 2014-24 C, 3.50%, 10/16/2043 (b)	3,875,000	4,120,611
Pool 2014-61 A, 3.50%, 02/16/2054 (b)	3,480,741	3,638,229
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	3,500,000	3,800,664
Pool AD8950, 3.51%, 09/15/2048	2,175,182	2,325,632
Pool AM0526, 3.51%, 05/15/2050	2,626,782	2,835,491
Pool AH5339, 3.55%, 12/15/2050	1,334,594	1,453,303
Pool AD8931, 3.60%, 07/15/2048	1,073,878	1,146,365
Pool AC6851, 3.62%, 08/15/2048	957,797	1,023,247
Pool AC6853, 3.62%, 08/15/2048	957,797	1,023,247
Pool AE9650, 3.65%, 08/15/2048	2,969,594	3,051,258
Pool AG5019, 3.73%, 03/15/2049	4,301,375	4,616,809
Pool 661707, 3.75%, 12/15/2054	1,460,043	1,570,647
Pool AG7484, 3.83%, 03/15/2049	1,436,514	1,543,055
Pool 749013, 3.88%, 10/15/2049	472,611	497,817
Pool AO6152, 3.94%, 01/15/2045	2,072,345	2,257,764
Pool AH7386, 4.00%, 11/15/2053	1,973,580	2,129,947
Pool AK4398, 4.00%, 01/15/2057	1,790,200	1,933,416
Pool 768250, 4.01%, 08/15/2052	2,482,125	2,622,778
Pool AF8133, 4.12%, 06/15/2037	1,640,215	1,749,563
Pool 760521, 4.13%, 09/15/2053	3,348,916	3,580,549
Pool AH5333, 4.15%, 06/15/2040	1,134,257	1,232,559
Pool 749575, 4.25%, 11/15/2046	2,990,069	3,142,064
Pool 758139, 4.25%, 02/15/2053	190,598	202,510
Pool AF9883, 4.46%, 09/15/2042	3,950,188	4,411,245
Pool AH1338, 4.61%, 06/15/2055	1,708,148	1,843,017
Pool AF8136, 4.70%, 04/15/2044	1,328,280	1,417,939
Pool AC6886, 4.85%, 08/15/2055	17,461,977	18,921,244
Pool 712102, 5.15%, 11/15/2032	478,915	493,681
Pool 734980, 5.25%, 11/15/2051	1,111,899	1,168,421
Pool 699710, 5.43%, 07/15/2044	369,190	379,343
Pool 637911, 6.00%, 07/15/2035	378,375	379,464
Pool 636413, 6.25%, 04/15/2036	658,339	660,269
Pool 643896, 6.50%, 06/15/2049	1,286,727	1,321,040
		429,361,436

GNMA Single Family - 2.69%
Pool AD1699, 3.00%, 02/15/2043	2,008,430	2,105,110
Pool 778944, 3.50%, 03/15/2042	554,545	589,094
Pool 779075, 3.50%, 04/15/2042	306,661	326,947
Pool 779209, 3.50%, 05/15/2042	195,282	208,895
Pool 779354, 3.50%, 06/15/2042	907,010	966,637
Pool AB2735, 3.50%, 08/15/2042	181,951	193,898
Pool 737576, 4.00%, 11/15/2040	59,561	64,321
Pool 737712, 4.00%, 12/15/2040	389,164	417,445
Pool 757173, 4.00%, 12/20/2040	436,819	472,194
Pool 737837, 4.00%, 01/15/2041	936,857	1,010,779
Pool 759104, 4.00%, 01/15/2041	593,780	636,931
Pool 2759436, 4.00%, 01/20/2041	225,194	242,212
Pool 2759466, 4.00%, 01/20/2041	902,597	968,182
Pool 759191, 4.00%, 02/15/2041	538,778	583,361
Pool 2759301, 4.00%, 02/20/2041	560,936	606,301
Pool 2763042, 4.00%, 04/20/2041	119,851	128,133
Pool 738629, 4.00%, 08/15/2041	903,938	975,349
Pool 738630, 4.00%, 08/15/2041	459,103	499,375
Pool 770515, 4.00%, 08/15/2041	1,070,965	1,164,628
Pool 738735, 4.00%, 09/15/2041	1,381,132	1,490,050
Pool 738954, 4.00%, 11/15/2041	504,945	548,070
Pool 778766, 4.00%, 01/15/2042	856,599	929,586
Pool 778847, 4.00%, 02/15/2042	527,057	567,590

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
Pool AF3781, 4.00%, 09/15/2043	$1,723,380	$1,848,218
Pool AG8734, 4.00%, 12/15/2043	895,085	966,283
Pool 717198, 4.50%, 06/15/2039	681,574	750,613
Pool 714594, 4.50%, 07/15/2039	252,832	280,744
Pool 720208, 4.50%, 07/15/2039	716,354	802,088
Pool 726402, 4.50%, 10/15/2039	55,738	61,384
Pool 728954, 4.50%, 12/15/2039	555,756	615,460
Pool 729017, 4.50%, 01/15/2040	695,413	771,655
Pool 737051, 4.50%, 03/15/2040	378,679	417,921
Pool 737222, 4.50%, 05/15/2040	592,499	659,484
Pool 698160, 4.50%, 07/15/2040	715,853	792,427
Pool 748456, 4.50%, 08/15/2040	667,243	742,435
Pool 738152, 4.50%, 04/15/2041	832,999	922,451
Pool 762882, 4.50%, 04/15/2041	490,817	543,092
Pool 738267, 4.50%, 05/15/2041	634,699	701,875
Pool 763543, 4.50%, 05/15/2041	294,756	324,613
Pool 738397, 4.50%, 06/15/2041	1,415,677	1,569,765
Pool 770396, 4.50%, 06/15/2041	411,870	454,298
Pool 2783417, 4.50%, 08/20/2041	6,848,272	7,387,414
Pool 688624, 5.00%, 05/15/2038	352,213	393,476
Pool 411105, 5.00%, 01/15/2039	169,513	188,610
Pool 439079, 5.00%, 02/15/2039	226,481	255,067
Pool 646728, 5.00%, 03/15/2039	87,316	97,153
Pool 646750, 5.00%, 04/15/2039	143,330	159,484
Pool 646777, 5.00%, 05/15/2039	110,333	122,769
Pool 720288, 5.00%, 08/15/2039	429,537	477,926
Pool 722944, 5.00%, 08/15/2039	391,381	436,398
Pool 726290, 5.00%, 09/15/2039	821,549	929,453
Pool 723006, 5.00%, 10/15/2039	677,399	764,256
Pool 726403, 5.00%, 10/15/2039	334,410	376,236
Pool 737055, 5.00%, 03/15/2040	346,369	385,896
Pool 658393, 5.00%, 06/15/2040	529,168	590,282
Pool 2783418, 5.00%, 06/20/2040	5,325,799	5,704,639
Pool 684677, 5.50%, 03/15/2038	343,025	387,289
Pool 684802, 5.50%, 04/15/2038	197,999	222,991
Pool 688625, 5.50%, 05/15/2038	54,044	60,865
Pool 2688636, 5.50%, 05/20/2038	374,947	413,936
Pool 690974, 5.50%, 06/15/2038	47,695	53,715
Pool 2690973, 5.50%, 06/20/2038	51,825	57,089
Pool 2691179, 5.50%, 06/20/2038	163,689	180,695
Pool 693574, 5.50%, 07/15/2038	77,438	87,212
Pool 2409120, 5.50%, 07/20/2038	344,566	381,946
Pool 2700671, 5.50%, 10/20/2038	345,757	381,713
Pool 411116, 5.50%, 01/15/2039	175,109	197,212
Pool 705998, 5.50%, 01/15/2039	74,966	84,429
Pool 2684988, 6.00%, 03/20/2038	173,191	194,644
Pool 688626, 6.00%, 05/15/2038	124,560	142,347
Pool 2688637, 6.00%, 05/20/2038	99,478	112,000
Pool 2693900, 6.00%, 07/20/2038	163,268	183,818
Pool 696513, 6.00%, 08/15/2038	40,767	46,589
Pool 2696843, 6.00%, 08/20/2038	151,115	169,881
Pool 699255, 6.00%, 09/15/2038	529,548	613,831
Pool 2698997, 6.00%, 09/20/2038	256,195	288,463
Pool 705999, 6.00%, 01/15/2039	101,405	115,910
Pool 2706407, 6.00%, 01/20/2039	72,136	81,214
Pool 582048, 6.50%, 01/15/2032	29,578	34,053
Pool 2696844, 6.50%, 08/20/2038	239,855	272,986
Pool 2706408, 6.50%, 01/20/2039	199,327	225,791
Pool 530199, 7.00%, 03/20/2031	52,962	54,282
		52,233,854

HUD - 0.56%
2011-A, 2.05%, 08/01/2019	800,000	822,620
2010-A, 3.30%, 08/01/2019	5,718,000	6,087,011
0614, 5.51%, 08/01/2020	970,000	976,517
0620, 5.77%, 08/01/2026	2,982,000	3,005,665
		10,891,813

Small Business Administration - 3.88%
Pool 507253, 0.75%, 05/25/2030 (b)	69,484	68,934
Pool 507766, 0.83%, 07/25/2031 (b)	99,255	98,705
Pool 508901, 0.85%, 07/25/2020 (b)	132,672	131,949
Pool 508206, 0.85%, 09/25/2032 (b)	43,164	43,087
Pool 508298, 0.85%, 01/25/2033 (b)	251,839	250,873

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
Pool 508506, 0.88%, 06/25/2033 (b)	$303,782	$300,506
Pool 508716, 1.07%, 06/25/2034 (b)	493,765	496,203
Pool 508890, 1.15%, 06/25/2020 (b)	136,614	137,126
Pool American, 1.25%, 08/30/2022 (b)	722,613	746,293
Pool Cleburne, 1.25%, 08/30/2022 (b)	491,119	508,028
Pool Dairy Queen, 1.25%, 09/21/2022 (b)	127,632	128,782
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (b)	73,769	74,448
Pool Gentleden, 1.25%, 04/10/2023 (b)	193,466	196,068
Pool Juice It Up, 1.25%, 09/19/2023 (b)	171,216	173,193
Pool 509670, 1.25%, 04/25/2025 (b)	807,033	820,537
Pool 509678, 1.25%, 05/25/2025 (b)	2,700,181	2,719,200
Pool Charles Corner, 1.25%, 04/29/2034 (b)	490,143	504,122
Pool Chicago Taxi Parts, 1.25%, 04/29/2034 (b)	276,107	284,069
Pool C-Mai Enterprises, 1.25%, 10/15/2038 (b)	197,192	203,971
Pool 509417, 1.25%, 10/25/2038 (b)	1,172,357	1,174,069
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (b)	298,614	308,877
Pool 509661, 1.25%, 03/25/2040 (b)	3,503,139	3,541,843
Pool 509688, 1.25%, 08/25/2040 (b)	5,537,484	5,588,046
Pool 509760, 1.25%, 11/25/2040 (b)	3,350,048	3,369,615
Pool 509347, 1.50%, 11/25/2022 (b)	322,851	322,624
Pool 509392, 1.50%, 07/25/2023 (b)	1,481,798	1,484,455
Pool 509409, 1.50%, 09/25/2023 (b)	1,200,310	1,202,270
Pool 509596, 1.50%, 11/25/2024 (b)	1,000,141	1,001,949
Pool 509748, 1.50%, 09/25/2025 (b)	3,615,373	3,629,156
Pool 508969, 1.50%, 09/25/2035 (b)	306,149	313,003
Pool 508994, 1.50%, 01/25/2036 (b)	224,574	227,261
Pool 509084, 1.50%, 07/25/2036 (b)	223,056	223,073
Pool 509133, 1.50%, 09/25/2036 (b)	1,011,918	1,012,007
Pool 509225, 1.50%, 04/25/2037 (b)	813,077	828,570
Pool 509348, 1.50%, 02/25/2038 (b)	704,917	715,373
Pool 509350, 1.50%, 03/25/2038 (b)	1,829,289	1,864,290
Pool 509391, 1.50%, 06/25/2038 (b)	1,981,623	1,994,653
Pool 509460, 1.50%, 01/25/2039 (b)	1,916,179	1,915,490
Pool 509491, 1.50%, 02/25/2039 (b)	4,022,941	4,021,481
Pool 509541, 1.50%, 08/25/2039 (b)	1,454,925	1,478,728
Pool 509573, 1.50%, 09/25/2039 (b)	3,233,577	3,260,196
Pool 509575, 1.50%, 10/25/2039 (b)	2,624,113	2,642,659
Pool 509735, 1.50%, 09/25/2040 (b)	4,290,408	4,319,887
Pool 3046316007, 2.13%, 12/03/2032 (b)	231,159	233,930
Pool 509793, 2.36%, 01/25/2041 (b)	2,275,263	2,404,712
Pool 509010, 2.83%, 01/25/2036 (b)	121,478	128,968
Pool Premie, 3.08%, 08/29/2038 (b)	720,074	801,428
Pool Animal, 3.33%, 06/04/2023 (b)	328,335	352,918
Pool Econolodge, 3.58%, 09/11/2037 (b)	846,813	961,564
Pool 522305, 3.69%, 11/25/2028 (b)	600,000	658,500
Pool 522053, 4.02%, 05/25/2026 (b)	341,715	372,208
Pool 509647, 4.11%, 12/25/2026 (b)	901,574	988,629
Pool 522158, 4.16%, 01/25/2027 (b)	1,556,526	1,723,218
Pool 521884, 4.16%, 08/25/2037 (b)	498,299	564,376
Pool 521984, 4.16%, 10/25/2038 (b)	487,443	546,050
Pool 521967, 4.20%, 06/25/2038 (b)	2,721,680	3,078,969
Pool 522156, 4.24%, 05/25/2040 (b)	1,026,121	1,175,920
Pool 522194, 4.26%, 09/25/2040 (b)	360,724	411,978
Pool 521860, 4.31%, 03/25/2037 (b)	608,478	682,903
Pool Schatz, 4.33%, 10/04/2023 (b)	26,582	29,509
Pool 521970, 4.34%, 07/25/2038 (b)	855,374	968,411
Pool 522125, 4.36%, 10/25/2026 (b)	284,610	315,216
Pool 522268, 4.38%, 01/25/2029 (b)	1,852,486	2,079,176
Pool 522029, 4.39%, 02/25/2039 (b)	98,357	112,449
Pool 522020, 4.47%, 02/25/2026 (b)	353,645	390,491
Pool Knights Inn, 4.61%, 08/27/2035	677,527	777,314
Pool 522282, 4.63%, 09/25/2028 (b)	422,827	478,937
Pool 522150, 4.76%, 02/25/2026 (b)	107,527	119,727
Pool Valeri, 4.88%, 11/15/2023 (b)	64,237	71,948
Pool Buck Pizza, 5.23%, 07/15/2024 (b)	53,699	57,552
Pool 7530434005, 5.27%, 06/29/2024 (a)	62,790	67,420
Pool 3829225004, 6.08%, 11/05/2020 (a)	354,712	376,538
		75,256,628

Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	24,771	27,772
2008-20E, 5.49%, 05/01/2028	81,183	90,989
		118,761

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
USDA Loan - 0.05%
Pool FSAA & BParent, 4.33%, 08/01/2039 (a) (b)	$132,048	$144,197
Pool Highland, 5.28%, 07/14/2024 (a)	844,410	904,633
		1,048,830
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,438,125,215)		1,471,178,681

MUNICIPAL BONDS - 21.35%
Arkansas - 0.06%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	251,270
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	432,263
3.40%, 11/01/2020	450,000	470,687
		1,154,220

California - 0.99%
California State Housing Finance Agency
2.79%, 08/01/2036	7,000,000	6,989,850
3.85%, 08/01/2031	3,250,000	3,299,465
Livermore Redevelopment Agency
0.66%, 07/15/2039 (b)	3,600,000	3,600,000
Los Angeles Community Development & Redevelopment Agency
6.25%, 09/01/2017	250,000	263,075
Los Angeles County Metropolitan Transportation Authority
5.74%, 06/01/2039	550,000	744,793
Los Angeles County Redevelopment Refunding Authority
1.00%, 12/01/2016	1,600,000	1,600,208
Napa Community Redevelopment Agency
5.60%, 09/01/2018	270,000	270,365
Sacramento County Housing Authority
0.77%, 07/15/2035 (b)	300,000	300,000
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	2,090,144
		19,157,900

Connecticut - 0.03%
Connecticut State Housing Finance Authority
5.83%, 11/15/2016	645,000	647,303

Delaware - 0.35%
Delaware State Housing Authority
2.65%, 11/01/2041	6,720,000	6,727,392

District of Columbia - 0.08%
District of Columbia Housing Finance Agency
3.88%, 06/15/2045	1,559,171	1,606,445

Florida - 1.26%
Florida State Housing Finance Corp.
0.65%, 06/01/2048 (b) (c)	1,100,000	1,100,000
2.45%, 01/01/2043	4,000,000	3,996,840
2.80%, 07/01/2041	2,758,266	2,785,931
2.80%, 07/01/2041	5,727,290	5,784,735
3.13%, 07/01/2037	7,986,430	8,080,510
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	2,238,555	2,248,673
Pinellas County Health Facilities Authority
0.62%, 12/01/2024 (b)	110,000	110,000
Pinellas County Housing Finance Authority
0.63%, 10/01/2048 (b)	400,000	400,000
		24,506,689

Illinois - 0.80%
Illinois State Housing Development Authority
0.68%, 08/01/2034 (b) (c)	5,430,000	5,430,000
1.05%, 02/01/2017	690,000	689,455
1.23%, 08/01/2017	1,060,000	1,058,919

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
2.70%, 01/01/2020	$650,000	$662,135
2.80%, 07/01/2020	565,000	577,260
2.81%, 02/01/2021	300,000	304,743
3.05%, 07/01/2021	500,000	517,035
3.27%, 07/01/2022	495,000	512,132
3.37%, 01/01/2023	250,000	259,903
3.62%, 01/01/2025	290,000	302,563
3.62%, 07/01/2025	250,000	260,830
4.00%, 02/01/2034	4,760,000	5,045,267
		15,620,242

Indiana - 0.05%
Elkhart County
0.77%, 09/01/2043 (b)	180,000	180,000
Indiana State Housing & Community Development Authority
5.90%, 01/01/2037	255,000	256,538
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	475,000	577,989
		1,014,527

Iowa - 0.31%
Des Moines Area Community College
2.00%, 06/01/2017	500,000	504,800
2.00%, 06/01/2017	375,000	378,484
2.00%, 06/01/2018	750,000	764,565
2.00%, 06/01/2018	510,000	519,904
2.05%, 06/01/2024	575,000	579,847
2.05%, 06/01/2024	845,000	852,123
2.25%, 06/01/2025	690,000	702,110
2.25%, 06/01/2025	235,000	238,076
Hawkeye Community College
2.60%, 06/01/2022	245,000	248,384
Iowa State Finance Authority
0.66%, 08/01/2037 (b) (c)	220,000	220,000
2.30%, 09/01/2040	801,768	798,128
Kirkwood Community College
2.50%, 06/01/2017	120,000	121,417
		5,927,838

Kentucky - 1.07%
Kentucky State Housing Corp.
0.94%, 01/01/2017	1,245,000	1,245,324
2.34%, 01/01/2018	1,585,000	1,608,363
2.39%, 01/01/2020	340,000	344,178
2.54%, 07/01/2020	230,000	234,032
2.55%, 07/01/2020	1,435,000	1,464,073
2.88%, 01/01/2022	300,000	308,373
2.93%, 07/01/2022	335,000	344,266
3.00%, 11/01/2041	8,260,000	8,391,995
3.38%, 01/01/2025	165,000	173,441
3.50%, 07/01/2031	750,000	788,490
3.86%, 01/01/2034	150,000	153,726
4.25%, 07/01/2033	2,310,000	2,429,358
4.27%, 01/01/2028	3,000,000	3,231,360
5.77%, 07/01/2037	35,000	35,154
6.06%, 07/01/2036	10,000	10,137
		20,762,270

Louisiana - 0.26%
Louisiana State Housing Corp.
2.10%, 12/01/2038	5,000,000	4,995,900

Maine - 0.11%
Maine State Housing Authority
1.44%, 11/15/2017	860,000	861,462
4.00%, 11/15/2024 (c)	1,165,000	1,234,970
		2,096,432

Maryland - 1.35%
Maryland State Community Development Administration
0.66%, 12/01/2040 (b) (c)	1,200,000	1,200,000

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
0.70%, 09/01/2040 (b) (c)	$2,100,000	$2,100,000
2.36%, 09/01/2018	150,000	152,550
2.49%, 03/01/2019	450,000	459,801
2.86%, 09/01/2040	2,115,000	2,132,132
3.35%, 03/01/2023	705,000	753,095
3.46%, 09/01/2031	5,000,000	5,000,850
3.50%, 09/01/2047	5,000,000	5,157,750
3.80%, 03/01/2039	3,850,000	3,927,924
4.00%, 09/01/2025	3,495,000	3,742,900
6.07%, 09/01/2037	1,245,000	1,312,541
Montgomery County
4.60%, 05/01/2026	200,000	219,654
		26,159,197

Massachusetts - 1.45%
Chelsea
6.00%, 01/15/2018	260,000	275,280
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	776,068
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	155,000	154,498
1.66%, 12/01/2018	845,000	838,434
1.80%, 12/01/2019	200,000	199,032
1.93%, 12/01/2019	895,000	888,395
2.06%, 12/01/2020	105,000	103,840
2.21%, 06/01/2018	210,000	211,743
2.25%, 12/01/2021	250,000	249,687
2.45%, 12/01/2022	250,000	249,677
2.51%, 06/01/2019	160,000	162,130
2.55%, 06/01/2023	355,000	353,889
2.61%, 12/01/2019	600,000	608,256
2.65%, 12/01/2023	250,000	249,340
2.80%, 06/01/2024	275,000	274,439
2.90%, 12/01/2024	250,000	249,475
2.95%, 06/01/2025	250,000	249,843
3.00%, 12/01/2025	250,000	249,848
3.09%, 06/01/2020	200,000	205,708
3.15%, 06/01/2027	250,000	250,445
3.19%, 12/01/2020	315,000	325,827
3.45%, 12/01/2050 (b)	1,150,000	1,186,961
4.50%, 04/15/2054	3,944,469	3,970,976
4.55%, 12/01/2035	500,000	516,430
4.71%, 12/01/2037	1,780,000	1,843,866
4.75%, 12/01/2045	3,490,000	3,602,378
4.84%, 06/01/2043	4,455,000	4,626,562
5.00%, 12/01/2055	3,165,000	3,263,495
5.96%, 06/01/2017	235,000	237,345
6.50%, 12/01/2039	1,130,000	1,164,250
6.87%, 12/01/2030	505,000	566,019
		28,104,136

Michigan - 0.42%
Michigan State Housing Development Authority
0.69%, 06/01/2038 (b) (c)	860,000	860,000
2.00%, 10/01/2020	400,000	399,600
2.67%, 04/01/2020	275,000	280,962
2.77%, 10/01/2020	255,000	262,449
3.03%, 04/01/2021	435,000	452,004
3.13%, 10/01/2021	445,000	464,193
3.28%, 04/01/2022	450,000	471,776
3.53%, 04/01/2023	465,000	494,016
3.63%, 10/01/2023	450,000	481,464
3.74%, 10/01/2033	2,185,000	2,190,331
4.33%, 10/01/2029	1,640,000	1,770,642
		8,127,437

Minnesota - 0.22%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	2,555,000	2,546,671
3.80%, 07/01/2031	625,000	642,062
4.20%, 07/01/2037	1,000,000	1,028,310

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
5.76%, 01/01/2037	$55,000	$55,545
		4,272,588

Mississippi - 0.16%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	148,202
Mississippi State Home Corp.
3.05%, 12/01/2034	2,834,784	2,868,263
		3,016,465

Missouri - 0.03%
Missouri State Health & Educational Facilities Authority
3.69%, 02/15/2047	170,000	190,052
Missouri State Housing Development Commission
2.65%, 11/01/2041	310,000	315,025
		505,077

New Hampshire - 0.09%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	860,000	886,806
4.00%, 07/01/2035	915,000	949,724
		1,836,530

New Jersey - 1.64%
New Jersey State Housing & Mortgage Finance Agency
1.11%, 11/01/2016	1,250,000	1,250,387
2.01%, 11/01/2018	1,470,000	1,485,244
2.13%, 11/01/2016	145,000	145,130
2.30%, 05/01/2019	1,245,000	1,268,381
2.35%, 11/01/2019	2,050,000	2,093,645
2.38%, 11/01/2017	80,000	80,451
2.65%, 11/01/2020	1,010,000	1,039,250
2.70%, 05/01/2019	360,000	366,613
2.78%, 05/01/2021	1,000,000	1,035,630
2.80%, 11/01/2019	375,000	382,444
2.99%, 11/01/2019	100,000	102,567
3.03%, 05/01/2022	1,000,000	1,022,930
3.05%, 05/01/2020	390,000	399,083
3.27%, 11/01/2020	100,000	103,421
3.35%, 11/01/2020	395,000	409,820
3.42%, 05/01/2023	2,850,000	2,906,145
3.45%, 05/01/2021	405,000	423,108
3.55%, 11/01/2021	425,000	445,485
3.57%, 11/01/2021	70,000	73,428
3.65%, 05/01/2022	430,000	450,954
3.72%, 11/01/2022	125,000	130,972
3.80%, 11/01/2022	450,000	474,934
3.90%, 05/01/2023	460,000	487,030
4.00%, 11/01/2023	475,000	505,352
4.10%, 05/01/2024	485,000	519,091
4.20%, 11/01/2024	505,000	540,365
4.57%, 11/01/2027	900,000	935,955
4.63%, 11/01/2036	335,000	345,898
4.88%, 11/01/2029	2,500,000	2,661,850
4.89%, 11/01/2032	1,435,000	1,474,305
5.00%, 11/01/2046	425,000	436,165
5.09%, 11/01/2043	4,785,000	4,887,686
5.93%, 11/01/2028	1,625,000	1,630,606
6.13%, 11/01/2037	1,315,000	1,317,959
		31,832,284

New Mexico - 0.39%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	733,697	725,905
2.60%, 09/01/2040	5,000,000	5,019,100
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,745,000	1,849,491
		7,594,496

New York - 4.86%
New York City Housing Development Corp.
1.16%, 05/01/2017	910,000	910,027

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
1.31%, 11/01/2016	$1,205,000	$1,204,976
1.31%, 11/01/2016	1,595,000	1,595,766
1.44%, 11/01/2016	500,000	500,090
1.44%, 05/01/2017	1,215,000	1,218,414
1.54%, 02/01/2017	515,000	515,855
1.57%, 11/01/2016	700,000	700,259
1.59%, 05/01/2017	785,000	787,967
1.59%, 11/01/2017	1,225,000	1,230,206
1.73%, 05/01/2017	780,000	783,658
1.73%, 08/01/2017	730,000	733,168
1.74%, 05/01/2018	1,240,000	1,248,544
1.75%, 11/01/2017	550,000	553,531
1.94%, 02/01/2018	550,000	553,273
2.01%, 05/01/2019	1,270,000	1,289,279
2.04%, 11/01/2018	805,000	810,128
2.24%, 05/01/2020	800,000	811,416
2.26%, 11/01/2018	630,000	643,173
2.31%, 02/01/2017	1,685,000	1,691,470
2.43%, 05/01/2019	420,000	431,256
2.49%, 05/01/2021	130,000	133,462
2.50%, 11/01/2016	2,160,000	2,163,866
2.51%, 08/01/2017	1,710,000	1,724,655
2.59%, 11/01/2019	820,000	844,551
2.64%, 11/01/2021	750,000	771,255
2.71%, 02/01/2018	1,730,000	1,756,123
2.74%, 05/01/2022	710,000	728,559
2.77%, 11/01/2021	1,295,000	1,338,901
2.79%, 05/01/2017	2,195,000	2,220,374
2.84%, 11/01/2022	1,000,000	1,028,870
2.91%, 08/01/2018	1,750,000	1,785,612
2.95%, 05/01/2022	1,610,000	1,663,017
2.98%, 05/01/2023	1,245,000	1,282,699
3.03%, 11/01/2023	500,000	516,845
3.05%, 11/01/2022	705,000	730,549
3.11%, 02/01/2019	1,775,000	1,824,505
3.11%, 05/01/2023	1,525,000	1,584,399
3.16%, 11/01/2023	1,550,000	1,616,588
3.18%, 05/01/2024	1,070,000	1,107,803
3.23%, 11/01/2024	725,000	750,556
3.26%, 08/01/2019	1,805,000	1,896,532
3.28%, 05/01/2025	220,000	228,078
3.31%, 11/01/2024	1,610,000	1,685,203
3.33%, 11/01/2025	750,000	777,488
3.43%, 02/01/2020	1,830,000	1,904,389
3.58%, 08/01/2020	965,000	1,037,915
4.32%, 11/01/2035	2,930,000	3,130,412
4.97%, 05/01/2019	1,730,000	1,786,312
5.27%, 08/01/2035	1,000,000	1,072,950
5.63%, 11/01/2024	3,250,000	3,523,975
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	996,673
New York State Environmental Facilities Corp.
2.67%, 07/15/2029	820,000	816,450
2.72%, 07/15/2030	1,000,000	1,009,190
2.77%, 07/15/2031	1,960,000	1,971,838
3.11%, 07/15/2039	170,000	171,319
New York State Housing Finance Agency
0.56%, 11/01/2046 (b)	5,000,000	5,000,000
0.57%, 11/01/2041 (b)	2,500,000	2,500,000
0.60%, 11/01/2030 (b) (c)	3,765,000	3,765,000
0.60%, 11/01/2038 (b)	940,000	940,000
0.68%, 05/15/2037 (b) (c)	2,600,000	2,600,000
4.90%, 08/15/2025 (c)	230,000	234,269
5.05%, 08/15/2039 (c)	1,295,000	1,315,292
New York State Mortgage Agency
1.19%, 04/01/2017	1,000,000	1,001,780
1.59%, 04/01/2018	2,000,000	2,006,800
1.66%, 04/01/2017	290,000	291,290
1.97%, 04/01/2018	970,000	979,002
2.43%, 10/01/2019	1,005,000	1,017,643
3.07%, 04/01/2023	490,000	505,847
3.40%, 10/01/2022	1,815,000	1,884,769

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
3.87%, 10/01/2025	$4,355,000	$4,587,905
		94,423,966

North Carolina - 0.35%
North Carolina State Housing Finance Agency
1.97%, 07/01/2017	410,000	411,365
2.81%, 07/01/2035	5,200,000	5,257,720
3.41%, 07/01/2022	280,000	294,728
4.01%, 01/01/2026	745,000	770,181
		6,733,994

Ohio - 0.56%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	10,068,734	10,149,083
3.25%, 03/01/2046	744,221	755,265
		10,904,348

Oregon - 0.02%
Portland
4.62%, 06/15/2018	325,000	340,854
6.03%, 06/15/2018	108,840	114,696
		455,550

Pennsylvania - 0.28%
Pennsylvania State Financing Authority
3.08%, 06/01/2023	500,000	503,280
4.86%, 06/01/2018	50,000	52,983
5.17%, 06/01/2017	600,000	618,648
5.41%, 06/01/2022	500,000	578,520
6.39%, 06/01/2024	225,000	269,410
Pennsylvania State Housing Finance Agency
0.63%, 10/01/2034 (b) (c)	635,000	635,000
0.63%, 10/01/2034 (b) (c)	2,800,000	2,800,000
		5,457,841

Rhode Island - 0.05%
Rhode Island State Housing & Mortgage Finance Corp.
3.77%, 10/01/2027	1,000,000	1,032,280

South Carolina - 0.27%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	3,955,000	3,983,239
4.00%, 07/01/2034	1,260,000	1,292,873
		5,276,112

South Dakota - 0.12%
South Dakota State Housing Development Authority
2.70%, 11/01/2036	1,115,000	1,117,754
3.80%, 05/01/2031	1,100,000	1,150,215
		2,267,969

Texas - 1.16%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	537,942
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	9,700,000	9,750,440
Texas State Department of Housing & Community Affairs
0.67%, 09/01/2036 (b)	2,500,000	2,500,000
2.88%, 07/01/2041	4,830,000	4,878,203
3.18%, 03/01/2039	4,680,000	4,922,752
		22,589,337

Utah - 0.66%
Utah State Housing Corp.
2.05%, 01/01/2043	2,661,000	2,521,803
2.15%, 01/01/2043	3,750,000	3,571,275
2.20%, 07/01/2041	3,310,000	3,239,431
2.70%, 07/01/2044	2,566,000	2,581,011
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	557,242
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	107,657

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal
	Amount	Value
4.40%, 05/01/2026	$200,000	$217,206
		12,795,625

Virginia - 1.42%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	542,730
Virginia State Housing Development Authority
1.65%, 10/01/2018	500,000	504,750
2.77%, 03/01/2018	1,000,000	1,008,390
3.10%, 06/25/2041	4,547,635	4,704,165
3.25%, 08/25/2042	1,994,785	2,016,229
3.40%, 12/01/2026	500,000	528,520
4.17%, 10/01/2032	1,000,000	1,062,640
4.25%, 10/25/2043	1,294,064	1,331,915
4.30%, 12/25/2043	2,449,038	2,524,101
5.28%, 03/01/2028	320,000	325,437
5.50%, 06/25/2034 (a)	1,944,918	1,948,857
5.50%, 03/25/2036 (a)	1,853,518	1,975,155
5.70%, 11/01/2022	1,250,000	1,259,938
5.97%, 11/01/2024	1,405,000	1,416,001
6.25%, 11/01/2029	4,365,000	4,400,618
6.32%, 08/01/2019	1,980,000	2,122,738
		27,672,184

Washington - 0.35%
King County Housing Authority
6.38%, 12/31/2046	3,615,000	3,629,857
Port of Vancouver
3.60%, 12/01/2033	530,000	538,263
3.81%, 12/01/2036	1,000,000	1,022,610
3.91%, 12/01/2041	1,000,000	1,019,280
Washington State Housing Finance Commission
0.77%, 01/15/2037 (b)	655,000	655,000
		6,865,010

West Virginia - 0.13%
West Virginia State Housing Development Fund
1.04%, 11/01/2016	250,000	250,062
1.23%, 05/01/2017	250,000	250,170
1.68%, 05/01/2019	250,000	252,435
1.95%, 05/01/2020	250,000	250,788
2.05%, 11/01/2020	325,000	326,999
2.30%, 11/01/2021	500,000	506,385
2.81%, 05/01/2018	650,000	667,056
		2,503,895
TOTAL MUNICIPAL BONDS (Cost $408,277,166)		414,643,479

U.S. TREASURY OBLIGATION - 0.68%
U.S. Treasury Bond
2.50%, 05/15/2046	12,500,000	13,229,975
TOTAL U.S. TREASURY OBLIGATION (Cost $13,034,727)		13,229,975

MORTGAGE-BACKED SECURITY - 0.29%
Amherst Pierpoint Securities
2.30%, 12/16/2057 (a)	5,600,000	5,593,269
TOTAL MORTGAGE-BACKED SECURITY (Cost $5,599,125)		5,593,269

ASSET-BACKED SECURITIES - 0.22%
HERO Funding Trust
3.75%, 09/20/2041 (a) (d)	3,437,912	3,464,910
Toyota Auto Receivables Owner Trust
1.02%, 10/15/2018	665,000	664,473
TOTAL ASSET-BACKED SECURITIES (Cost $4,101,790)		4,129,383

CERTIFICATES OF DEPOSIT - 0.06%
Carver Federal Savings Bank
0.80%, 06/22/2017	1,000,000	1,000,000
Mechanics & Farmers Bank
0.10%, 06/19/2017	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,250,000)		1,250,000

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 2.50%
Money Market Fund - 2.50%
Dreyfus Treasury Prime Cash Management, Cl A, 0.18% (e)	48,633,816	$48,633,816
TOTAL SHORT-TERM INVESTMENT (Cost $48,633,816)		48,633,816

Total Investments (Cost $1,927,813,617) - 101.35%		1,968,191,639
Liabilities in Excess of Other Assets, Net - (1.35)%		(26,216,221)
NET ASSETS - 100.00%		$1,941,975,418

Footnotes
The following information for the Fund is presented on an income tax basis as of August 31, 2016:

Cost of Investments	$1,927,813,617
Gross Unrealized Appreciation	47,235,420
Gross Unrealized Depreciation	(6,857,398)
Net Unrealized Appreciation	$40,378,022

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at August 31, 2016 is $40,872,340, which represents 2.10% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of August 31, 2016.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. The security may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2016, the security amounted to $3,464,910, which represents 0.18% of total net assets.

(e)	The rate shown is the 7-day effective yield as of August 31, 2016.

Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at August 31, 2016:

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$-	$9,533,036	$–		$9,533,036
U.S. Government & Agency Obligations	-	1,443,288,532	27,890,149		1,471,178,681
Municipal Bonds	-	410,719,467	3,924,012		414,643,479
U.S. Treasury Obligation	-	13,229,975	–		13,229,975
Mortgage-Backed Security	-	–	5,593,269		5,593,269
Asset-Backed Securities	-	664,473	3,464,910		4,129,383
Certificates of Deposit	-	1,250,000	–		1,250,000
Short-Term Investment	48,633,816	–	–		48,633,816
Total Investments in Securities	$48,633,816	$1,878,685,483	$40,872,340	*	$1,968,191,639

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2016	$27,467,305
Accrued discounts/premiums	(2,788)
Realized gain/(loss)	(4,563)
Change in appreciation/(depreciation)	(71,991)
Purchases	(13,132,804)
Sales	(93,022)
Amortization sold	(1,073)
Transfer into Level 3	16,531,882
Transfer out of Level 3	(2,802,797)
Ending balance as of August 31, 2016	$27,890,149
Change in unrealized gains included in earnings related to securities still held at reporting date	$(61,622)

Investments in Municipal Bonds
Beginning Balance as of June 1, 2016	$4,037,961
Accrued discounts/premiums	56
Realized gain/(loss)	1,615
Change in appreciation/(depreciation)	11,085
Purchases	-
Sales	(127,133)
Amortization sold	428
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of August 31, 2016	$3,924,012
Change in unrealized losses included in earnings related to securities still held at reporting date	$11,085

Investments in Mortgage-Backed Securities
Beginning Balance as of June 1, 2016	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in appreciation/(depreciation)	(5,856)
Purchases	5,599,125
Sales
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of August 31, 2016	$5,593,269
Change in unrealized gains included in earnings related to securities still held at reporting date	$(5,856)

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

Investments in Asset-Backed Securities
Beginning Balance as of June 1, 2016	$3,538,118
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in appreciation/(depreciation)	23,834
Purchases	-
Sales	(97,056)
Amortization sold	14
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of August 31, 2016	$3,464,910
Change in unrealized gains included in earnings related to securities still held at reporting date	$23,834

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2016, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2016 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2016. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2016	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Project Loans	$15,458,748	Matrix Pricing	Structure	Lockout range 0-8 years (4.07 yr average lock out), remaining maturity term range 4.99-34.02 years (23.25 year average maturity range)
			Remaining Average Life	0.23 - 7.89 (3.98) years
			Coupon	6.00% - 7.43% (6.60%)
			Spread to benchmark	N+266 - N+316 (N+291)
			Offered Quotes variance to Mark	-0.82% - 1.13% (0.52%)
GNMA Multifamily - Project Loans	$10,938,613	Matrix Pricing	Structure	35YR Term - 10-1% Preay / 35YR Term - 10, 10, 10, 7, 6, 5 Prepay
			Remaining Average Life	5.60 - 9.20 (7.40)
			Coupon	2.90% - 3.40% (3.15)%
			Spread to benchmark	N+88 - N+103
			Offered Quotes variance to Mark	-0.33%
Small Business Administration	$443,958	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	1.63 - 4.91 (3.27) years
			Coupon	5.63% - 6.08% (5.85%)
			Spread to Benchmark	N+141 - N+240 (N+191)
			Offered Quotes variance to Mark	Utilize dealer indications
USDA Loans	$1,048,830	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	3.62 - 8.84 (6.23) years
			Coupon	4.33% - 5.28% (4.81)%
			Spread to Benchmark	N+175 - N+194 (N+185)
			Offered Quotes variance to Mark	Utilize dealer indications
Taxable Municipal Bonds	$3,924,012	Matrix Pricing	Remaining Average Life	4.75-6.33 (5.54) years
			Coupon	5.50%
			Spread to benchmark	-6/TBA to -12.36/tba (-9.18/TBA)
			Offered Quotes variance to Mark	Utilizing dealer indications
Asset-Backed Security	$3,464,910	Matrix Pricing	Structure	Fixed rate coupon
			Remaining Average Life	6.76
			Coupon	3.75%
			Spread to benchmark	N+245
			Offered Quotes variance to Mark	0.53%
Mortgage-Backed Security	$5,593,269	Matrix Pricing	Structure	Fixed Rate Coupon
			Remaining Average Life	5.07%
			Coupon	2.30%
			Spread to benchmark	N+110
			Offered Quotes variance to Mark	-0.21%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2016, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 44.23%
Arizona - 0.39%
Pima County Industrial Development Authority
7.50%, 12/15/2018 (i)	$120,000	$120,581

California - 7.22%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (i)	150,000	179,007
Pomona Pension Obligation Refunding
5.83%, 07/01/2035 (i)	420,000	420,706
Rancho Cucamonga Redevelopment Agency Successor Agency
6.26%, 09/01/2031 (i)	290,000	350,262
Sacramento County Public Financing Authority
6.58%, 12/01/2038 (i)	250,000	329,165
San Diego County Regional Airport Authority
5.59%, 07/01/2043 (i)	250,000	284,673
Tuolumne Wind Project Authority
6.92%, 01/01/2034 (i)	500,000	653,170
		2,216,983

Florida - 8.05%
Florida State Department of Environmental Protection
6.15%, 07/01/2027 (i)	145,000	155,585
Hollywood Beach Community Development District I
6.13%, 10/01/2039 (i)	220,000	262,801
6.25%, 10/01/2045 (i)	745,000	876,291
Miami-Dade County
7.50%, 04/01/2040 (i)	500,000	697,595
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (i)	405,000	480,464
		2,472,736

Georgia - 1.46%
Atlanta Development Authority
5.35%, 01/01/2035 (i)	400,000	449,156

Illinois - 1.67%
Bedford Park Village
6.57%, 12/01/2030 (i)	445,000	511,688

Louisiana - 1.86%
New Orleans Public Improvement
6.05%, 12/01/2038 (i)	500,000	570,905

Maryland - 1.79%
Baltimore
5.38%, 09/01/2030 (i)	500,000	550,015

Massachusetts - 0.29%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	85,000	88,709

Minnesota - 0.57%
Minneapolis Development Revenue
6.50%, 06/01/2040 (i)	155,000	175,026

Missouri - 1.24%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2040 (i)	365,000	380,600

Nevada - 3.04%
Washoe County
7.97%, 02/01/2040 (i)	675,000	934,706

CCM Alternative Income Fund

Schedule of Investments August 31, 2016 (unaudited)

	Principal Amount/Shares	Value
MUNICIPAL BONDS — continued
New Jersey - 0.64%
New Jersey State Economic Development Authority
6.31%, 07/01/2026 (i)	$175,000	$197,400

North Carolina - 0.81%
Charlotte Airport Special Facilities Revenue
6.06%, 07/01/2041 (i)	225,000	248,677

Ohio - 2.93%
Clermont County Port Authority
5.75%, 12/01/2033 (i)	250,000	281,750
Montgomery
4.80%, 12/01/2037 (i)	110,000	115,129
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030 (i)	230,000	247,356
7.08%, 12/01/2040 (i)	235,000	253,816
		898,051

Oklahoma - 0.42%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041 (i)	120,000	130,124

South Carolina - 1.53%
Myrtle Beach
5.90%, 06/01/2039 (i)	400,000	469,892

Texas - 5.16%
Austin
5.75%, 11/15/2042 (i)	1,050,000	1,198,529
Harris County Cultural Education Facilities Finance Corp.
6.88%, 10/01/2033 (i)	350,000	387,695
		1,586,224

Washington - 0.72%
King County Housing Authority
6.38%, 12/31/2046	220,000	220,904

West Virginia - 2.70%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2036 (i)	550,000	608,030
8.25%, 03/01/2035 (i)	195,000	222,499
		830,529

Wisconsin - 1.74%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (i)	475,000	534,788

TOTAL MUNICIPAL BONDS
(Cost $12,770,100)		13,587,694

COMMON STOCK - 29.43%
Consumer Discretionary - 6.06%
EnerCare (Canada)	50,000	696,584
L Brands	4,000	304,840
Regal Entertainment Group (i)	15,000	320,700
Sinclair Broadcast Group (h) (i)	19,000	541,120
		1,863,244
Energy - 7.38%
Ardmore Shipping Corp.	32,500	234,650
Crestwood Equity Partners (a) (h)	30,199	628,139
ONEOK Partners (a)	7,500	290,625
Scorpio Tankers (h) (i)	154,200	754,038
Tesoro Logistics (a)	7,500	359,700
		2,267,152
Financials - 5.51%
American Capital (b)	10,000	168,900
Ares Capital	24,268	392,171

CCM Alternative Income Fund

Schedule of Investments August 31, 2016 (unaudited)

	Shares/ Principal Amount	Value
COMMON STOCK — continued
Blackstone Mortgage Trust (c) (h)	12,000	$357,840
Starwood Property Trust (c) (h)	6,000	137,400
Tiptree Financial	51,000	278,460
Wells Fargo (i)	7,000	355,600
		1,690,371
Health Care - 1.81%
Pfizer (i)	16,000	556,800
Industrials - 4.05%
Aircastle (h) (i)	16,900	365,885
Macquarie Infrastructure Corp. (h) (i)	11,000	879,340
		1,245,225
Materials - 1.42%
International Paper (h)	9,000	436,410
Real Estate - 3.20%
Ryman Hospitality Properties (c) (i)	7,000	377,720
Weyerhaeuser (c) (i)	19,000	605,150
		982,870
TOTAL COMMON STOCK
(Cost $8,139,244)		9,042,072

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.68%
FGLMC Single Family - 0.05%
Pool FHR 2106 S, 7.54%, 12/15/2028 (d)	$68,251	15,258

FHA Project Loans - 7.91%
Pool A35272, 5.00%, 06/01/2035 (e)	271,240	270,692
Pool Robin Ridge, 5.75%, 01/01/2035 (e)	113,240	112,805
Pool 023-98146, 6.51%, 07/01/2047 (e)	1,870,643	2,045,938
		2,429,435

FNMA Multifamily - 1.72%
Pool 957188, 5.65%, 06/01/2017 (i)	45,311	46,314
Pool 464296, 5.86%, 01/01/2028 (i)	345,756	375,932
Pool 463194, 6.36%, 08/01/2027 (i)	96,824	105,303
		527,549

GNMA Multifamily - 2.09%
Pool 699710, 5.43%, 07/15/2044 (i)	406,110	417,277
Pool 2010-68, 6.07%, 06/20/2040 (d)	1,249,028	225,985
		643,262

USDA Loan - 2.91%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (e)	817,176	893,745
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,410,869)		4,509,249

CORPORATE BONDS - 11.13%
Cooperatieve Rabobank
8.40%, 11/29/2049 (d)	600,000	628,679
Crestwood Midstream Partners
6.00%, 12/15/2020	483,000	475,755
Post Holdings
7.38%, 02/15/2022	750,000	791,250
Salvation Army
5.68%, 09/01/2031	100,000	116,919
Scorpio Tankers
2.38%, 07/01/2019 (f) (h)	300,000	244,500
Starwood Property Trust
4.55%, 03/01/2018 (h)	375,000	412,265
Telesat Canada
6.00%, 05/15/2017 (f)	750,000	750,000
TOTAL CORPORATE BONDS
(Cost $3,382,476)		3,419,368

PREFERRED STOCK - 8.89%
Energy - 1.62%
Scorpio Tankers (h)	2,900	74,124

CCM Alternative Income Fund

Schedule of Investments August 31, 2016 (unaudited)

	Shares/ Principal Amount	Value
PREFERRED STOCK — continued
Targa Resources Partners (d) (i)	15,699	$423,716
		497,840
Financials - 3.89%
GMAC Capital Trust I (d) (i)	47,282	1,194,343
Health Care - 2.30%
Allergan (b) (h)	850	707,761
Real Estate - 1.08%
Public Storage (c)	13,000	330,460
TOTAL PREFERRED STOCK
(Cost $2,716,833)		2,730,404

CLOSED-END FUNDS - 7.05%
Cohen & Steers REIT and Preferred Income Fund (i)	18,000	382,500
Eaton Vance Limited Duration Income Fund	31,000	431,210
Neuberger Berman MLP Income Fund	38,000	337,440
PIMCO Dynamic Credit and Mortgage Income Fund (i)	50,500	1,016,565
TOTAL CLOSED-END FUNDS
(Cost $2,005,533)		2,167,715

EXCHANGE TRADED FUNDS - 2.16%
Deutsche High Income Opportunities Fund	14,000	200,760
Prudential Global Short Duration High Yield Fund	30,000	465,000
TOTAL EXCHANGE TRADED FUNDS
(Cost $651,975)		665,760

ASSET-BACKED SECURITIES - 1.47%
HASC
0.91%, 11/25/2035 (d)	$235,000	171,473
HERO Funding Trust
3.75%, 09/20/2041 (e) (f)	243,134	245,043
Toyota Auto Receivables Owner Trust
1.02%, 10/15/2018	35,000	34,973
TOTAL ASSET-BACKED SECURITIES
(Cost $410,651)		451,489

SHORT-TERM INVESTMENT - 7.13%
Money Market Fund - 7.13%
Dreyfus Treasury Prime Cash Management, Cl A, 0.18% (g)	2,189,010	2,189,010
TOTAL SHORT-TERM INVESTMENT
(Cost $2,189,010)		2,189,010

Total Investments (Cost $36,676,691) - 126.17%		38,762,761
Liabilities in Excess of Other Assets, Net - (26.17)%		(8,040,212)
NET ASSETS - 100.00%		$30,722,549

Footnotes

The following information for the Fund is presented on an income tax basis as of August 31, 2016:

Cost of Investments	$36,676,691
Gross Unrealized Appreciation	2,462,619
Gross Unrealized Depreciation	(376,549)
Net Unrealized Appreciation	$2,086,070

EXCHANGE TRADED FUNDS SOLD SHORT - (5.75)%
iShares MSCI Australia Fund	(17,000)	$(343,740)
iShares MSCI Brazil Capped Fund	(3,000)	(100,560)
iShares MSCI Emerging Markets Fund	(3,250)	(118,723)
SPDR S&P Dividend Fund	(6,000)	(513,960)
Utilities Select Sector SPDR Fund	(14,000)	(689,220)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $1,734,540)		(1,766,203)

COMMON STOCK SOLD SHORT - (18.99)%
Consumer Staples - (1.01)%
Sysco	(6,000)	(311,160)

CCM Alternative Income Fund

Schedule of Investments August 31, 2016 (unaudited)

	Shares	Value
COMMON STOCK SOLD SHORT — continued

Energy - (4.14)%
Chevron	(4,000)	$(402,320)
Exxon Mobil	(6,500)	(566,410)
Tesoro Corp. (h)	(4,000)	(301,680)
		(1,270,410)

Financials - (1.62)%
Janus Capital Group (h)	(20,000)	(297,400)
Primerica	(3,500)	(199,255)
		(496,655)
Industrials - (6.12)%
Boeing (h)	(2,900)	(375,405)
Caterpillar	(6,000)	(491,700)
Fastenal (h)	(10,000)	(431,100)
Finning International	(10,000)	(177,368)
General Electric	(5,000)	(156,200)
Toromont Industries	(2,000)	(60,515)
Wabtec Corp.	(2,500)	(191,525)
		(1,883,813)

Information Technology - (1.07)%
ViaSat (b)	(4,400)	(330,176)

Materials - (1.54)%
Scotts Miracle-Gro	(5,700)	(471,960)

Real Estate - (2.30)%
AvalonBay Communities (c) (h)	(1,000)	(175,010)
Equity Residential (c)	(2,000)	(129,740)
National Retail Properties (c)	(8,000)	(400,800)
		(705,550)

Utilities - (1.19)%
SCANA Corp.	(3,000)	(211,950)
Southern (h)	(3,000)	(153,990)
		(365,940)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $5,575,502)		(5,835,664)

Total Securities Sold Short
(Proceeds $7,310,042)		$(7,601,867)

Footnotes

The following information for the Fund is presented on an income tax basis as of August 31, 2016:

Proceeds of Investments Sold Short	$7,310,042
Gross Unrealized Appreciation	158,636
Gross Unrealized Depreciation	(450,461)
Net Unrealized Depreciation	$(291,825)

	Contracts
PURCHASED OPTIONS † (b) - 0.71%
Allergan,
Expires 09/17/2016, Strike Price: $250.00	40	$2,600
Anheuser-Busch InBev,
Expires 09/17/2016, Strike Price: $115.00	10	220
Boeing,
Expires 11/19/2016, Strike Price: $130.00	25	13,875
Consumer Staples Select Sector SPDR Fund,
Expires 09/17/2016, Strike Price: $55.00	60	6,000
Expires 11/19/2016, Strike Price: $55.00	20	3,200
Deere,
Expires 09/17/2016, Strike Price: $75.00	50	400
Expires 12/17/2016, Strike Price: $80.00	50	12,750
Fastenal,
Expires 09/17/2016, Strike Price: $43.00	40	2,200
International Paper,
Expires 09/17/2016, Strike Price: $50.00	50	1,600

CCM Alternative Income Fund

Schedule of Investments August 31, 2016 (unaudited)

	Contracts	Value
PURCHASED OPTIONS — continued
iShares Russell 2000,
Expires 09/17/2016, Strike Price: $121.00	90	$1,080
Expires 10/22/2016, Strike Price: $116.00	10	1,210
Expires 10/22/2016, Strike Price: $120.00	500	66,500
Janus Capital Group,
Expires 10/22/2016, Strike Price: $15.00	50	3,500
Scorpio Tankers,
Expires 10/22/2016, Strike Price: $5.00	540	13,500
Expires 01/21/2017, Strike Price: $5.00	193	7,720
Sinclair Broadcast Group,
Expires 10/22/2016, Strike Price: $30.00	30	1,500
Southern,
Expires 11/19/2016, Strike Price: $52.50	40	10,400
SPDR Gold Shares,
Expires 09/17/2016, Strike Price: $131.00	30	480
SPDR S&P500 Trust,
Expires 10/22/2016, Strike Price: $214.00	120	25,920
Expires 11/19/2016, Strike Price: $205.00	100	24,000
United States Oil Fund,
Expires 10/22/2016, Strike Price: $11.00	125	11,750
Utilities Select Sector SPDR Fund,
Expires 12/17/2016, Strike Price: $50.00	30	8,070
TOTAL PURCHASED OPTIONS
(Cost $291,279)		$218,475
WRITTEN OPTIONS † (b) - (0.23)%
Aircastle,
Expires 10/22/2016, Strike Price: $22.50	(10)	$(500)
AvalonBay Communities,
Expires 09/17/2016, Strike Price: $165.00	(10)	(650)
Blackstone Mortgage Trust,
Expires 10/22/2016, Strike Price: $30.00	(20)	(700)
Boeing,
Expires 11/19/2016, Strike Price: $120.00	(25)	(5,525)
Crestwood Equity Partners,
Expires 09/17/2016, Strike Price: $22.50	(30)	(750)
Deere,
Expires 09/17/2016, Strike Price: $70.00	(50)	(1,050)
Expires 12/17/2016, Strike Price: $75.00	(50)	(6,550)
iShares Russell 2000,
Expires 10/22/2016, Strike Price: $112.00	(150)	(4,800)
Expires 10/22/2016, Strike Price: $115.00	(500)	(25,000)
Macquarie Infrastructure Corp.,
Expires 09/17/2016, Strike Price: $80.00	(15)	(1,350)
Southern,
Expires 09/17/2016, Strike Price: $50.00	(20)	(460)
Expires 11/19/2016, Strike Price: $47.00	(40)	(2,240)
SPDR Gold Shares,
Expires 09/17/2016, Strike Price: $136.00	(30)	(60)
SPDR S&P500 Trust,
Expires 10/22/2016, Strike Price: $205.00	(125)	(8,750)
Expires 11/19/2016, Strike Price: $190.00	(120)	(11,040)
Starwood Property Trust,
Expires 09/17/2016, Strike Price: $22.50	(20)	(900)
Tesoro Corp.,
Expires 09/17/2016, Strike Price: $72.50	(10)	(780)
TOTAL WRITTEN OPTIONS
(Premiums Received $107,481)		$(71,105)

†
For the period ended August 31, 2016, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

CCM Alternative Income Fund

Schedule of Investments August 31, 2016 (unaudited)

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows ‡:

	Number of		Unrealized
	Contracts	Expiration	Appreciation
Type of Contract	Short	Date	(Depreciation)
CAD Currency	(8)	Sep-2016	$20,057
CBT 10-Year DSF	(22)	Sep-2016	(38,386)
CBT 5-Year DSF	(25)	Sep-2016	(5,518)
Euro-Bund	(4)	Sep-2016	(4,680)
Russell 2000 Index E-MINI	(4)	Sep-2016	(6,246)
S&P 500 Index E-MINI	(13)	Sep-2016	(41,924)
U.S. 10-Year Treasury Note	(32)	Sep-2016	(30,816)
U.S. 2-Year Treasury Note	(10)	Sep-2016	(1,589)
U.S. 5-Year Treasury Note	(13)	Sep-2016	(5,214)
U.S. Long Treasury Bond	(14)	Sep-2016	(70,039)
			$(184,355)

‡
For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(a)	Security considered to be a Master Limited Partnership. At August 31, 2016, these securities amounted to $1,278,464 or 4.16% of total net assets.
(b)	Non-income producing security.
(c)	REIT - Real Estate Investment Trust
(d)	Variable rate security, the coupon rate shown is the effective rate as of August 31, 2016.
(e)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at August 31, 2016 is $3,568,223, which represents 11.61% of total net assets.

(f)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  At August 31, 2016, these securities amounted to $1,239,543, which represents 4.03% of total net assets.

(g)	The rate shown is the 7-day effective yield as of August 31, 2016.
(h)	Underlying security for a written/purchased option.
(i)	All or a portion of this security has been committed as collateral for open short positions.

CAC — Cotation Assistee en Continu (French stock market index)
CBT — Chicago Board of Trade
Cl — Class
DSF — Deliverable Swap Future
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MLP — Master Limited Partnership
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
USDA — United States Department of Agriculture

CCM Alternative Income Fund

Schedule of Investments August 31, 2016 (unaudited)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at August 31, 2016:

Assets	Level 1	Level 2	Level 3		Total
Municipal Bonds	$-	$13,587,694	$-		$13,587,694
Common Stock	9,042,072	-	-		9,042,072
U.S. Government & Agency Obligations	-	1,186,069	3,323,180		4,509,249
Corporate Bonds	-	3,419,368	-		3,419,368
Preferred Stock	-	2,730,404	-		2,730,404
Closed-End Funds	2,167,715	-	-		2,167,715
Exchange Traded Funds	665,760	-	-		665,760
Asset-Backed Securities	-	206,446	245,043		451,489
Short-Term Investment	2,189,010	-	-		2,189,010
Total Assets	$14,064,557	$21,129,981	$3,568,223	*	$38,762,761

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Exchange Traded Funds	$(1,766,203)	$-	$-	$(1,766,203)
Common Stock	(5,835,664)	-	-	(5,835,664)
Total Liabilities	$(7,601,867)	$-	$-	$(7,601,867)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$218,475	$-	$-	$218,475
Written Options	(71,105)	-	-	(71,105)
Futures**
Unrealized Appreciation	20,057	-	-	20,057
Unrealized Depreciation	(204,412)	-	-	(204,412)
Total Other Financial Instruments	$(36,985)	$-	$-	$(36,985)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

CCM Alternative Income Fund

Schedule of Investments August 31, 2016 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2016	$3,342,017
Accrued discounts/premiums	(363)
Realized gain/(loss)	(332)
Change in appreciation/(depreciation)	(3,505)
Purchases	-
Sales	(14,635)
Amortization sold	(2)
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of August 31, 2016	$3,323,180
Change in unrealized gains included in earnings related to securities still held at reporting date	$(3,505)

Investments in Asset-Backed Security
Beginning Balance as of June 1, 2016	$250,221
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in appreciation/(depreciation)	1,685
Purchases	-
Sales	(6,864)
Amortization sold	1
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of August 31, 2016	$245,043
Change in unrealized gains included in earnings related to securities still held at reporting date	$1,686

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2016, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

CCM Alternative Income Fund

Schedule of Investments August 31, 2016 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2016.  The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2016	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Loans	$2,429,435	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 9.18 - 18.35 years (13.77 year average maturity). 1 is a 40yr Amortization with a 15yr Lockout period and 1% prepay penalty to maturity (2047)
			Average Life	0.24 years - 5.52 years (2.00 years)
			Coupon	5.75% - 6.95% (6.40)%
			Spread to Benchmark	N+266 - N+307 (N+280)
			Offered Quotes Variance to Mark	2 did not receive indications / 1.48% for FHA St. Francis
USDA Loans	$893,745	Matrix Pricing	Structure	40 year term, with 3 years remaining penalty (3%, 2%, 1%)
			Coupon	5.95%
			Spread to Benchmark	N-258
			Offered Quotes Variance to Mark	Utilize dealer indications
Asset-Backed Security	$245,043	Matrix Pricing	Structure	Fixed Rate Coupons
			Average Life	6.68 years
			Coupon	3.75%
			Spread to Benchmark	N+245
			Offered Quotes Variance to Mark	0.53%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation.  Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2016, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: October 24, 2016

By (Signature and Title)	/s/ James Malone
James Malone
Treasurer/Principal Financial Officer
Date: October 24, 2016